                                                   Filed Pursuant to Rule 497(e)
                                    under the Securities Act of 1933, as amended
                                                 File Registration No.: 2-34215

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                              SCHRODER SERIES TRUST
                          SCHRODER GLOBAL SERIES TRUST

                       Supplement dated September 4, 2007
                       to Prospectuses dated March 1, 2007

With this supplement, the Investor Shares Prospectus and Advisor Shares
Prospectus (together, the "Prospectuses") are being updated for Schroder
Enhanced Income Fund and Schroder Total Return Fixed Income Fund with respect to the Portfolio Managers of these Funds.

PORTFOLIO MANAGERS: The "Management of the Funds - Portfolio Managers" section in the Prospectuses is supplemented to reflect that Matthew J. Murphy is no longer serving as a Portfolio Manager for Schroder Enhanced Income Fund or
Schroder Total Return Fixed Income Fund.